Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Sales and other income	$ 17,519,219	$ 16,427,064	$ 16,750,155
Costs and expenses	15,773,274	14,586,061	13,874,172
Net result	1,745,945	1,841,003	2,875,983
Sierrita Gas Pipeline LLC [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Sales and other income	615,150	840,414	717,351
Costs and expenses	260,272	470,697	414,994
Net result	354,878	369,717	$ 302,357
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	41,119,684	41,075,547
Deer Park Refining Limited [member] | Total assets [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	41,119,684	41,075,547
Deer Park Refining Limited [member] | Total liabilities [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	11,654,678	12,261,581
Deer Park Refining Limited [member] | Equity instruments [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	29,465,006	28,813,966
Sierrita Gas Pipeline LLC [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	3,140,289	3,518,036
Sierrita Gas Pipeline LLC [member] | Total assets [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	3,140,289	3,518,036
Sierrita Gas Pipeline LLC [member] | Total liabilities [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	86,014	420,410
Sierrita Gas Pipeline LLC [member] | Equity instruments [member]
Investment In Joint Ventures Accounted For Using Equity Method [line items]
Financial position	$ 3,054,275	$ 3,097,626